Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan. 29, 2014
Timothy Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Conservative Growth Fund CLASS A: TCGAX | CLASS C: TCVCX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to generate moderate levels of long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 84 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 39 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	2 - 10%
Large/Mid Cap Value Fund	5 - 15%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	2 - 5%
High Yield Bond Fund	6 - 15%
Fixed Income Fund	20 - 40%
International Fund	0 - 10%
Israel Common Values Fund	0 - 10%
Emerging Markets Fund	0 - 10%
Defensive Strategies Fund	10 - 30%
Growth & Income Fund	5 - 20%

		Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.
  General Risk  |  As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Portfolio Risk  |  The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:
  Commodities-based Exchange Traded Funds Risk:  Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Fund’s return to be lower.
  Country-Specific Risk:  One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Credit Risk:  If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Fund could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities (“junk” bonds) are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase, (“junk” bonds) are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.
  Currency Risk:  Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.
  Emerging Market Risk:  Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.
  Equity Market Risk:  Overall, stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
  Exchange Traded Fund Risk:  An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Fund’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.
  Excluded Security Risk:  Because the underlying Funds do not invest in Excluded Securities (including certain REITs) , and will divest themselves of securities that are subsequently discovered to be ineligible, the Fund may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.
  Fixed Income Risk:  Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Fund.
  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.
  General Risk:  As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Growth Risk:  Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
  High Portfolio Turnover Risk:  Higher portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.
  High Yield Security Risk:  Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.
  Interest Rate Risk:  When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.
  Investing In Other Funds Risk:  The Fund invests in the securities of other investment companies. To the extent that the Fund invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Fund’s return to be lower.
  Issuer-Specific Risk:  The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Larger Company Investing Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Management Risk:  An Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.
  Mid-Sized Company Investing Risk:  Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Municipal Securities Risk:  The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.
  Non-Diversification Risk:  Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund’s investments were more widely distributed.
  Real Estate Investment Trust Risk:  To the extent underlying Funds invest in real estate investment trusts, the Fund is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Fund is to interest rate risks. The underlying Funds are also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.
  Sector Risk:  If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Fund’s performance could suffer.
  Small Cap Company Risk:  Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.
  Sovereign Debt Risk:  The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.
  Stock Market Risk:  The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Treasury-Inflation Protected Securities Risk:  Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.
  Value Investing Risk:  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
Who Should Buy This Fund
The Fund is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk:  Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Fund’s investments were more widely distributed.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The DJ Global Moderate Portfolio Index is a widely recognized, measure of portfolios with similar levels of risk. The Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Jun-09	Dec-08
12.63%	-17.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2013)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Conservative Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.40%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	1.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%	[2]
1 Year	rr_ExpenseExampleYear01	786
3 Years	rr_ExpenseExampleYear03	1,277
5 Years	rr_ExpenseExampleYear05	1,793
10 Years	rr_ExpenseExampleYear10	3,202
2004	rr_AnnualReturn2004	6.41%
2005	rr_AnnualReturn2005	5.56%
2006	rr_AnnualReturn2006	9.86%
2007	rr_AnnualReturn2007	8.85%
2008	rr_AnnualReturn2008	(28.88%)
2009	rr_AnnualReturn2009	22.23%
2010	rr_AnnualReturn2010	11.57%
2011	rr_AnnualReturn2011	1.21%
2012	rr_AnnualReturn2012	7.04%
2013	rr_AnnualReturn2013	9.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.02%)
1 Year	rr_AverageAnnualReturnYear01	3.31%	[3]
5 Year	rr_AverageAnnualReturnYear05	8.84%	[3]
10 Year	rr_AverageAnnualReturnYear10	3.92%	[3]
Timothy Conservative Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.40%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	1.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.22%	[2]
1 Year	rr_ExpenseExampleYear01	425
3 Years	rr_ExpenseExampleYear03	992
5 Years	rr_ExpenseExampleYear05	1,683
10 Years	rr_ExpenseExampleYear10	3,522
1 Year	rr_ExpenseExampleNoRedemptionYear01	325
3 Years	rr_ExpenseExampleNoRedemptionYear03	992
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,683
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,522
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Year	rr_AverageAnnualReturnYear05	9.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Timothy Conservative Growth Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.07%	[3],[4]
5 Year	rr_AverageAnnualReturnYear05	8.57%	[3],[4]
10 Year	rr_AverageAnnualReturnYear10	3.21%	[3],[4]
Timothy Conservative Growth Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.49%	[4]
5 Year	rr_AverageAnnualReturnYear05	9.12%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%	[4]
Timothy Conservative Growth Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%	[3],[4]
5 Year	rr_AverageAnnualReturnYear05	6.88%	[3],[4]
10 Year	rr_AverageAnnualReturnYear10	3.06%	[3],[4]
Timothy Conservative Growth Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.24%	[4]
5 Year	rr_AverageAnnualReturnYear05	7.28%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%	[4]
Timothy Conservative Growth Fund | Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.45%	[3],[5]
5 Year	rr_AverageAnnualReturnYear05	12.49%	[3],[5]
10 Year	rr_AverageAnnualReturnYear10	7.11%	[3],[5]
Timothy Conservative Growth Fund | Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.45%	[5]
5 Year	rr_AverageAnnualReturnYear05	12.49%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%	[5]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	Class A share returns reflect the assessment of the maximum front-end sales load on the first business day of the year.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	The DJ Global Moderate Portfolio Index is a widely recognized, measure of portfolios with similar levels of risk. The Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.